T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS 0.2%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  30 28
28
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  39 33
33
Total Convertible Bonds (Cost $53) 61
CONVERTIBLE PREFERRED STOCKS 2.8%
Energy 1.2%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $381 (1)(2) — 401
401
Health Care 0.4%
Avantor, Series A, 6.25%, 5/15/22  1 118
118
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $25 (2)(3)(4) — 25
25
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  — 102
102
Utilities 0.8%
American Electric Power, 6.125%,
3/15/22  1 33
American Electric Power, 6.125%,
8/15/23  1 42
NextEra Energy, 5.279%, 3/1/23  2 112
Southern, Series A, 6.75%, 8/1/22  1 67
254
Total Convertible Preferred Stocks
(Cost $757) 900
CORPORATE BONDS 94.0%
Aerospace & Defense 1.2%
Bombardier, 7.50%, 3/15/25 (5) 32 33
Bombardier, 7.875%, 4/15/27 (5) 45 46
TransDigm, 6.25%, 3/15/26 (5) 125 129
TransDigm, 7.50%, 3/15/27  50 52
TransDigm, 8.00%, 12/15/25 (5) 125 132
392
Airlines 2.7%
Air Canada, 3.875%, 8/15/26 (5) 30 30
Air Canada, 4.625%, 8/15/29 (CAD) (5) 25 19
American Airlines, 5.50%, 4/20/26 (5) 140 143
American Airlines, 5.75%, 4/20/29 (5) 135 141
American Airlines, 11.75%, 7/15/25 (5) 97 118
Par/Shares $ Value
(Amounts in 000s)
‡
American Airlines Group, 3.75%,
3/1/25 (5) 35 31
Delta Air Lines, 4.75%, 10/20/28 (5) 55 60
Delta Air Lines, 7.00%, 5/1/25 (5) 45 52
Delta Air Lines, 7.375%, 1/15/26  65 75
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (5) 30 31
Mileage Plus Holdings, 6.50%,
6/20/27 (5) 120 128
United Airlines, 4.625%, 4/15/29 (5) 35 35
863
Automotive 5.7%
Asbury Automotive Group, 4.625%,
11/15/29 (5) 30 30
Asbury Automotive Group, 5.00%,
2/15/32 (5) 40 40
Clarios Global, 6.25%, 5/15/26 (5) 4 4
Clarios Global, 8.50%, 5/15/27 (5) 355 383
Dana, 4.25%, 9/1/30  20 20
Dana, 5.625%, 6/15/28  46 49
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (5) 35 34
Ford Motor, 7.45%, 7/16/31  15 20
Ford Motor, 9.00%, 4/22/25  110 134
Ford Motor, 9.625%, 4/22/30  50 73
Goodyear Tire & Rubber, 5.00%,
7/15/29 (5) 109 114
Goodyear Tire & Rubber, 5.25%,
4/30/31  60 63
Goodyear Tire & Rubber, 5.25%,
7/15/31 (5) 60 63
LCM Investments Holdings II, 4.875%,
5/1/29 (5) 50 50
Lithia Motors, 3.875%, 6/1/29 (5) 13 13
Meritor, 6.25%, 6/1/25 (5) 45 47
Metis Merger Sub, 6.50%, 5/15/29 (5) 65 63
Rivian Holdings, 7.00%, 10/8/26,
Acquisition Date: 10/8/21,
Cost $334 (2)(3) 340 333
Tenneco, 5.00%, 7/15/26  60 57
Tenneco, 5.125%, 4/15/29 (5) 145 140
Tenneco, 5.375%, 12/15/24  30 29
Tenneco, 7.875%, 1/15/29 (5) 43 46
1,805
Banking 0.7%
Banco do Brasil, VR, 9.00% (1)(6) 200 210
210
Broadcasting 5.5%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (5) 50 51
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (5) 115 119
Clear Channel Worldwide Holdings,
5.125%, 8/15/27 (5) 70 71
Diamond Sports Group, 5.375%,
8/15/26 (5) 6 3
Diamond Sports Group, 6.625%,
8/15/27 (5) 85 18
Gray Escrow II, 5.375%, 11/15/31 (5) 70 70

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, 6.375%,
5/1/26  5 6
iHeartCommunications, 8.375%,
5/1/27  434 457
Lions Gate Capital Holdings, 5.50%,
4/15/29 (5) 25 25
Midas OpCo Holdings, 5.625%,
8/15/29 (5) 150 151
Nexstar Media, 4.75%, 11/1/28 (5) 40 40
Nielsen Finance, 4.50%, 7/15/29 (5) 15 14
Nielsen Finance, 4.75%, 7/15/31 (5) 20 19
Nielsen Finance, 5.625%, 10/1/28 (5) 50 51
Outfront Media Capital, 4.25%,
1/15/29 (5) 15 15
Outfront Media Capital, 6.25%,
6/15/25 (5) 15 16
Sirius XM Radio, 3.875%, 9/1/31 (5) 50 47
Sirius XM Radio, 4.00%, 7/15/28 (5) 110 108
Sirius XM Radio, 4.125%, 7/1/30 (5) 50 49
Sirius XM Radio, 5.00%, 8/1/27 (5) 50 51
Terrier Media Buyer, 8.875%,
12/15/27 (5) 133 140
Townsquare Media, 6.875%, 2/1/26 (5) 60 63
Univision Communications, 4.50%,
5/1/29 (5) 80 80
Univision Communications, 6.625%,
6/1/27 (5) 55 59
Univision Communications, 9.50%,
5/1/25 (5) 30 32
1,755
Building & Real Estate 2.3%
Brookfield Residential Properties,
5.00%, 6/15/29 (5) 45 45
Country Garden Holdings, 5.125%,
1/14/27  200 186
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (5) 60 64
Howard Hughes, 4.125%, 2/1/29 (5) 67 66
Howard Hughes, 4.375%, 2/1/31 (5) 34 34
Howard Hughes, 5.375%, 8/1/28 (5) 58 60
Realogy Group, 7.625%, 6/15/25 (5) 15 16
Realogy Group, 9.375%, 4/1/27 (5) 50 54
Shimao Group Holdings, 5.20%,
1/16/27  200 140
Taylor Morrison Communities, 5.125%,
8/1/30 (5) 40 43
Weekley Homes, 4.875%, 9/15/28 (5) 15 15
723
Building Products 1.0%
CP Atlas Buyer, 7.00%, 12/1/28 (5) 15 14
Forterra Finance, 6.50%, 7/15/25 (5) 50 53
New Enterprise Stone & Lime, 5.25%,
7/15/28 (5) 30 30
PGT Innovations, 4.375%, 10/1/29 (5) 45 45
Specialty Building Products Holdings,
6.375%, 9/30/26 (5) 40 41
SRS Distribution, 6.00%, 12/1/29 (5) 45 44
Summit Materials, 5.25%, 1/15/29 (5) 40 42
Par/Shares $ Value
(Amounts in 000s)
‡
Summit Materials, 6.50%, 3/15/27 (5) 48 50
319
Cable Operators 9.9%
Altice Financing, 5.00%, 1/15/28 (5) 200 187
Altice France, 5.125%, 7/15/29 (5) 200 190
Altice France, 5.50%, 10/15/29 (5) 200 193
Altice France Holding, 6.00%,
2/15/28 (5) 200 187
C&W Senior Financing, 6.875%,
9/15/27 (5) 200 209
CCO Holdings, 4.25%, 1/15/34 (5) 40 38
CCO Holdings, 4.50%, 8/15/30 (5) 160 162
CCO Holdings, 4.50%, 5/1/32  55 55
CCO Holdings, 4.50%, 6/1/33 (5) 105 103
CCO Holdings, 4.75%, 3/1/30 (5) 100 102
CCO Holdings, 5.00%, 2/1/28 (5) 195 201
CCO Holdings, 5.125%, 5/1/27 (5) 65 67
CCO Holdings, 5.375%, 6/1/29 (5) 55 58
CSC Holdings, 6.50%, 2/1/29 (5) 200 211
CSC Holdings, 7.50%, 4/1/28 (5) 200 212
DIRECTV Holdings, 5.875%,
8/15/27 (5) 45 46
DISH DBS, 5.125%, 6/1/29  40 35
DISH DBS, 5.25%, 12/1/26 (5) 65 64
DISH DBS, 5.75%, 12/1/28 (5) 100 98
DISH DBS, 7.375%, 7/1/28  45 44
DISH DBS, 7.75%, 7/1/26  60 62
Netflix, 5.875%, 11/15/28  110 132
Netflix, 6.375%, 5/15/29  195 242
Radiate Holdco, 6.50%, 9/15/28 (5) 60 58
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (5) 200 198
3,154
Chemicals 1.5%
Compass Minerals International,
6.75%, 12/1/27 (5) 55 56
CVR Partners, 6.125%, 6/15/28 (5) 45 47
GPD, 10.125%, 4/1/26 (5) 55 58
Methanex, 5.125%, 10/15/27  56 58
Methanex, 5.25%, 12/15/29  31 33
Methanex, 5.65%, 12/1/44  25 25
Minerals Technologies, 5.00%,
7/1/28 (5) 50 50
Tronox, 4.625%, 3/15/29 (5) 65 63
Univar Solutions USA, 5.125%,
12/1/27 (5) 40 42
WR Grace Holdings, 5.625%,
8/15/29 (5) 45 45
477
Consumer Products 0.7%
CD&R Smokey Buyer, 6.75%,
7/15/25 (5) 10 10
Crocs, 4.125%, 8/15/31 (5) 55 55
Kontoor Brands, 4.125%, 11/15/29 (5) 20 20
Life Time, 5.75%, 1/15/26 (5) 29 29
Mattel, 5.45%, 11/1/41  15 18
Mattel, 5.875%, 12/15/27 (5) 15 16
Mattel, 6.20%, 10/1/40  27 34

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Wolverine World Wide, 4.00%,
8/15/29 (5) 30 29
211
Container 0.9%
Ardagh Packaging Finance, 5.25%,
8/15/27 (5) 200 197
Mauser Packaging Solutions Holding,
7.25%, 4/15/25 (5) 30 29
Mauser Packaging Solutions Holding,
8.50%, 4/15/24 (5) 25 26
Pactiv, 7.95%, 12/15/25  20 22
274
Energy 9.0%
Aethon United BR, 8.25%, 2/15/26 (5) 30 32
Archrock Partners, 6.875%, 4/1/27 (5) 40 42
Cheniere Energy Partners, 4.50%,
10/1/29  30 31
Citgo Holding, 9.25%, 8/1/24 (5) 135 132
CITGO Petroleum, 7.00%, 6/15/25 (5) 95 96
Comstock Resources, 5.875%,
1/15/30 (5) 55 55
Comstock Resources, 6.75%,
3/1/29 (5) 35 36
Continental Resources, 5.75%,
1/15/31 (5) 75 87
CrownRock, 5.625%, 10/15/25 (5) 8 8
DCP Midstream, Series A, VR,
7.375% (1)(6) 24 24
DCP Midstream Operating, 5.625%,
7/15/27  55 61
DCP Midstream Operating, 6.75%,
9/15/37 (5) 30 40
DCP Midstream Operating, 8.125%,
8/16/30  40 53
Endeavor Energy Resources, 5.75%,
1/30/28 (5) 24 25
Endeavor Energy Resources, 6.625%,
7/15/25 (5) 10 11
EQT, 7.50%, 2/1/30  78 98
Exterran Energy Solutions, 8.125%,
5/1/25  10 9
Gulfport Energy Operating, 8.00%,
5/17/26 (5) 45 49
Hilcorp Energy I, 5.75%, 2/1/29 (5) 30 30
Hilcorp Energy I, 6.00%, 2/1/31 (5) 35 35
Independence Energy Finance, 7.25%,
5/1/26 (5) 55 57
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (5) 85 87
NGL Energy Operating, 7.50%,
2/1/26 (5) 181 180
NGL Energy Partners, 7.50%, 11/1/23  48 46
NuStar Logistics, 5.75%, 10/1/25  35 37
Occidental Petroleum, 6.125%, 1/1/31  35 41
Occidental Petroleum, 6.375%, 9/1/28  30 34
Occidental Petroleum, 6.45%, 9/15/36  10 12
Occidental Petroleum, 7.50%, 5/1/31  28 35
Occidental Petroleum, 7.875%,
9/15/31  16 21
Occidental Petroleum, 7.95%, 6/15/39  65 85
Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 8.00%, 7/15/25  50 57
Occidental Petroleum, 8.50%, 7/15/27  70 85
Occidental Petroleum, 8.875%,
7/15/30  155 203
Range Resources, 8.25%, 1/15/29 (5) 25 27
Range Resources, 9.25%, 2/1/26  50 54
Rockcliff Energy II, 5.50%, 10/15/29 (5) 30 30
Solaris Midstream Holdings, 7.625%,
4/1/26 (5) 30 31
Tallgrass Energy Partners, 5.50%,
1/15/28 (5) 110 107
Tallgrass Energy Partners, 6.00%,
3/1/27 (5) 20 20
Tallgrass Energy Partners, 6.00%,
12/31/30 (5) 60 59
Tallgrass Energy Partners, 6.00%,
9/1/31 (5) 65 63
Tallgrass Energy Partners, 7.50%,
10/1/25 (5) 30 32
Targa Resources Partners, 4.00%,
1/15/32 (5) 65 67
Targa Resources Partners, 5.375%,
2/1/27  5 5
Targa Resources Partners, 5.875%,
4/15/26  5 5
Targa Resources Partners, 6.50%,
7/15/27  12 13
Targa Resources Partners, 6.875%,
1/15/29  122 134
Transocean Phoenix 2, 7.75%,
10/15/24 (5) 12 12
Transocean Pontus, 6.125%, 8/1/25 (5) 23 23
Transocean Proteus, 6.25%,
12/1/24 (5) 19 19
USA Compression Partners, 6.875%,
4/1/26  20 20
USA Compression Partners, 6.875%,
9/1/27  15 15
Venture Global Calcasieu Pass,
3.875%, 8/15/29 (5) 40 40
Venture Global Calcasieu Pass,
4.125%, 8/15/31 (5) 50 51
Vine Energy Holdings, 6.75%,
4/15/29 (5) 90 96
2,857
Entertainment & Leisure 3.1%
AMC Entertainment Holdings (10.00%
Cash or 12.00% PIK), 12.00%,
6/15/26 (5)(7) 30 30
Carnival, 4.00%, 8/1/28 (5) 45 44
Carnival, 5.75%, 3/1/27 (5) 68 66
Carnival, 6.00%, 5/1/29 (5) 65 63
Carnival, 7.625%, 3/1/26 (5) 125 129
Carnival, 9.875%, 8/1/27 (5) 50 56
Cedar Fair, 5.25%, 7/15/29  45 46
Cedar Fair, 5.375%, 4/15/27  30 31
Cinemark USA, 5.25%, 7/15/28 (5) 40 38
Live Nation Entertainment, 4.75%,
10/15/27 (5) 30 30
NCL, 5.875%, 3/15/26 (5) 85 83

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
NCL Finance, 6.125%, 3/15/28 (5) 25 24
Royal Caribbean Cruises, 5.50%,
8/31/26 (5) 65 63
Royal Caribbean Cruises, 5.50%,
4/1/28 (5) 60 58
Royal Caribbean Cruises, 9.125%,
6/15/23 (5) 10 11
Royal Caribbean Cruises, 10.875%,
6/1/23 (5) 40 43
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (5) 97 97
Viking Cruises, 7.00%, 2/15/29 (5) 60 58
Viking Cruises, 13.00%, 5/15/25 (5) 20 23
993
Exploration & Production 0.0%
Apache, 6.00%, 1/15/37  5 6
6
Financial 7.0%
Acrisure, 7.00%, 11/15/25 (5) 112 111
Acrisure, 10.125%, 8/1/26 (5) 83 90
Alliant Holdings Intermediate, 5.875%,
11/1/29 (5) 30 29
Alliant Holdings Intermediate, 6.75%,
10/15/27 (5) 57 58
AmWINS Group, 4.875%, 6/30/29 (5) 15 15
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (5) 100 95
Cobra AcquisitionCo, 6.375%,
11/1/29 (5) 45 44
Enact Holdings, 6.50%, 8/15/25 (5) 90 99
Freedom Mortgage, 6.625%,
1/15/27 (5) 45 42
GTCR AP Finance, 8.00%, 5/15/27 (5) 27 28
Home Point Capital, 5.00%, 2/1/26 (5) 50 46
HUB International, 5.625%, 12/1/29 (5) 80 80
HUB International, 7.00%, 5/1/26 (5) 105 107
Icahn Enterprises, 6.25%, 5/15/26  101 104
Jane Street Group, 4.50%,
11/15/29 (5) 50 50
LPL Holdings, 4.00%, 3/15/29 (5) 50 50
LPL Holdings, 4.375%, 5/15/31 (5) 12 12
MGIC Investment, 5.25%, 8/15/28  3 3
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (5) 200 204
Navient, 4.875%, 3/15/28  70 68
Navient, 5.00%, 3/15/27  25 25
Navient, 5.50%, 3/15/29  65 64
Navient, 6.125%, 3/25/24  57 60
Navient, 6.75%, 6/25/25  72 77
Navient, 6.75%, 6/15/26  98 106
OneMain Finance, 3.875%, 9/15/28  45 43
OneMain Finance, 6.125%, 3/15/24  13 14
OneMain Finance, 6.625%, 1/15/28  105 116
OneMain Finance, 6.875%, 3/15/25  35 38
OneMain Finance, 7.125%, 3/15/26  10 11
OneMain Finance, 8.875%, 6/1/25  25 27
PennyMac Financial Services, 4.25%,
2/15/29 (5) 85 78
Par/Shares $ Value
(Amounts in 000s)
‡
PennyMac Financial Services, 5.375%,
10/15/25 (5) 30 30
PROG Holdings, 6.00%, 11/15/29 (5) 80 79
SLM, 4.20%, 10/29/25  35 36
United Wholesale Mortgage, 5.50%,
4/15/29 (5) 30 29
United Wholesale Mortgage, 5.75%,
6/15/27 (5) 50 49
2,217
Food 1.2%
Chobani, 4.625%, 11/15/28 (5) 10 10
Chobani, 7.50%, 4/15/25 (5) 65 67
Kraft Heinz Foods, 6.875%, 1/26/39  23 34
Kraft Heinz Foods, 7.125%, 8/1/39 (5) 20 30
Post Holdings, 4.50%, 9/15/31 (5) 30 29
Post Holdings, 5.625%, 1/15/28 (5) 80 82
Post Holdings, 5.75%, 3/1/27 (5) 20 21
Triton Water Holdings, 6.25%,
4/1/29 (5) 77 75
U.S. Foods, 4.625%, 6/1/30 (5) 40 40
388
Foreign Govt & Muni (Excl
Canadian) 0.4%
Petroleos Mexicanos, 6.625%, 6/15/35  65 60
Petroleos Mexicanos, 7.69%, 1/23/50  65 59
119
Forest Products 0.3%
Graphic Packaging International,
3.75%, 2/1/30 (5) 35 35
Mercer International, 5.125%, 2/1/29  35 34
Mercer International, 5.50%, 1/15/26  10 10
79
Gaming 5.2%
Affinity Gaming, 6.875%, 12/15/27 (5) 20 20
Caesars Entertainment, 4.625%,
10/15/29 (5) 45 44
Caesars Entertainment, 8.125%,
7/1/27 (5) 135 148
Caesars Resort Collection, 5.75%,
7/1/25 (5) 35 36
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (5) 100 109
International Game Technology,
4.125%, 4/15/26 (5) 200 204
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (5) 45 47
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  15 17
MGM Resorts International, 4.75%,
10/15/28  14 14
Midwest Gaming Borrower, 4.875%,
5/1/29 (5) 45 45
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (5) 95 102
Raptor Acquisition, 4.875%,
11/1/26 (5) 10 10
Scientific Games International, 7.00%,
5/15/28 (5) 10 11

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Scientific Games International, 7.25%,
11/15/29 (5) 137 151
Scientific Games International, 8.25%,
3/15/26 (5) 55 58
Studio City Finance, 5.00%,
1/15/29 (5) 200 182
Wynn Las Vegas, 5.25%, 5/15/27 (5) 187 183
Wynn Macau, 5.50%, 10/1/27 (5) 200 186
Wynn Resorts Finance, 5.125%,
10/1/29 (5) 80 78
1,645
Health Care 7.7%
AdaptHealth, 5.125%, 3/1/30 (5) 25 25
Avantor Funding, 4.625%, 7/15/28 (5) 85 88
Bausch Health, 4.875%, 6/1/28 (5) 75 74
Bausch Health, 5.50%, 11/1/25 (5) 20 20
Bausch Health, 7.00%, 1/15/28 (5) 7 7
Bausch Health, 7.25%, 5/30/29 (5) 92 86
Bausch Health Americas, 8.50%,
1/31/27 (5) 190 196
Bausch Health Americas, 9.25%,
4/1/26 (5) 65 68
CHS, 6.00%, 1/15/29 (5) 50 52
CHS, 6.125%, 4/1/30 (5) 85 81
CHS, 6.875%, 4/15/29 (5) 35 34
CHS, 8.00%, 12/15/27 (5) 95 102
DaVita, 4.625%, 6/1/30 (5) 10 10
Molina Healthcare, 4.375%,
6/15/28 (5) 40 40
Mozart Debt Merger Sub, 3.875%,
4/1/29 (5) 160 157
Mozart Debt Merger Sub, 5.25%,
10/1/29 (5) 235 234
Option Care Health, 4.375%,
10/31/29 (5) 55 54
Organon, 5.125%, 4/30/31 (5) 200 203
Radiology Partners, 9.25%, 2/1/28 (5) 24 25
RP Escrow Issuer, 5.25%, 12/15/25 (5) 30 30
Select Medical, 6.25%, 8/15/26 (5) 20 21
Tenet Healthcare, 4.375%, 1/15/30 (5) 50 50
Tenet Healthcare, 6.125%, 10/1/28 (5) 230 235
Tenet Healthcare, 6.875%, 11/15/31  81 93
Tenet Healthcare, 7.50%, 4/1/25 (5) 42 44
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  400 428
2,457
Information Technology 1.7%
Boxer Parent, 7.125%, 10/2/25 (5) 20 21
LogMeIn, 5.50%, 9/1/27 (5) 23 23
Match Group Holdings II, 3.625%,
10/1/31 (5) 45 42
Match Group Holdings II, 4.125%,
8/1/30 (5) 19 19
Photo Holdings Merger Sub, 8.50%,
10/1/26 (5) 119 119
ROBLOX, 3.875%, 5/1/30 (5) 45 45
SS&C Technologies, 5.50%,
9/30/27 (5) 75 78
Uber Technologies, 7.50%, 5/15/25 (5) 20 21
Par/Shares $ Value
(Amounts in 000s)
‡
Uber Technologies, 7.50%, 9/15/27 (5) 120 130
Veritas U.S., 7.50%, 9/1/25 (5) 25 26
Viavi Solutions, 3.75%, 10/1/29 (5) 25 24
548
Lodging 0.6%
Hilton Domestic Operating, 5.375%,
5/1/25 (5) 10 10
Hilton Domestic Operating, 5.75%,
5/1/28 (5) 15 16
Hilton Worldwide Finance, 4.875%,
4/1/27  27 28
Park Intermediate Holdings, 4.875%,
5/15/29 (5) 35 35
Park Intermediate Holdings, 5.875%,
10/1/28 (5) 30 31
Park Intermediate Holdings, 7.50%,
6/1/25 (5) 20 21
RLJ Lodging Trust, 3.75%, 7/1/26 (5) 17 17
XHR, 4.875%, 6/1/29 (5) 20 20
178
Manufacturing 0.7%
Apex Tool Group, 9.00%, 2/15/23 (5) 30 29
Hillenbrand, 3.75%, 3/1/31  20 20
Hillenbrand, 5.00%, 9/15/26  2 2
Hillenbrand, 5.75%, 6/15/25  5 5
Madison IAQ, 4.125%, 6/30/28 (5) 75 72
Madison IAQ, 5.875%, 6/30/29 (5) 40 39
Mueller Water Products, 4.00%,
6/15/29 (5) 30 30
Roller Bearing of America, 4.375%,
10/15/29 (5) 15 15
212
Metals & Mining 4.3%
Alcoa Nederland Holding, 5.50%,
12/15/27 (5) 200 212
Allegheny Technologies, 5.125%,
10/1/31  30 30
Arconic, 6.125%, 2/15/28 (5) 53 55
Big River Steel, 6.625%, 1/31/29 (5) 76 82
Cleveland-Cliffs, 9.875%, 10/17/25 (5) 20 22
Constellium, 3.75%, 4/15/29 (5) 250 239
Freeport-McMoRan, 5.00%, 9/1/27  25 26
Freeport-McMoRan, 5.25%, 9/1/29  95 103
Freeport-McMoRan, 5.40%, 11/14/34  64 76
Freeport-McMoRan, 5.45%, 3/15/43  80 98
GrafTech Finance, 4.625%,
12/15/28 (5) 32 32
Hecla Mining, 7.25%, 2/15/28  130 140
Hudbay Minerals, 4.50%, 4/1/26 (5) 32 31
Hudbay Minerals, 6.125%, 4/1/29 (5) 62 65
Joseph T. Ryerson & Son, 8.50%,
8/1/28 (5) 45 49
New Gold, 7.50%, 7/15/27 (5) 21 22
Novelis, 4.75%, 1/30/30 (5) 100 101
1,383
Other Telecommunications 1.0%
Consolidated Communications, 6.50%,
10/1/28 (5) 57 59
Embarq, 7.995%, 6/1/36  45 49

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
Level 3 Financing, 3.75%, 7/15/29 (5) 50 47
Lumen Technologies, 4.50%,
1/15/29 (5) 125 117
Lumen Technologies, 5.375%,
6/15/29 (5) 45 44
316
Real Estate Investment Trust
Securities 0.6%
American Finance Trust, 4.50%,
9/30/28 (5) 90 89
Brookfield Property REIT, 4.50%,
4/1/27 (5) 30 28
Service Properties Trust, 4.35%,
10/1/24  67 65
182
Restaurants 0.8%
Dave & Buster's, 7.625%, 11/1/25 (5) 61 64
Yum! Brands, 5.35%, 11/1/43  129 141
Yum! Brands, 6.875%, 11/15/37  35 44
249
Retail 1.6%
Ambience Merger Sub, 7.125%,
7/15/29 (5) 30 29
Bath & Body Works, 6.625%,
10/1/30 (5) 45 50
Bath & Body Works, 6.694%, 1/15/27  4 5
Bath & Body Works, 6.95%, 3/1/33  25 28
Bath & Body Works, 7.50%, 6/15/29  35 39
Bath & Body Works, 9.375%,
7/1/25 (5) 32 39
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (5) 50 50
PetSmart, 7.75%, 2/15/29 (5) 250 267
Rent-A-Center, 6.375%, 2/15/29 (5) 15 15
522
Satellites 2.4%
Hughes Satellite Systems, 6.625%,
8/1/26  230 256
Intelsat Jackson Holdings, 9.50%,
9/30/22 (5) 330 384
Telesat Canada, 6.50%, 10/15/27 (5) 64 50
Viasat, 5.625%, 4/15/27 (5) 80 82
772
Services 7.7%
ADT Security, 4.125%, 8/1/29 (5) 45 44
Adtalem Global Education, 5.50%,
3/1/28 (5) 70 67
Advantage Sales & Marketing, 6.50%,
11/15/28 (5) 54 55
Albion Financing 1, 6.125%,
10/15/26 (5) 200 195
Allied Universal Holdco, 6.625%,
7/15/26 (5) 65 67
Allied Universal Holdco, 9.75%,
7/15/27 (5) 90 94
Black Knight InfoServ, 3.625%,
9/1/28 (5) 60 59
Clarivate Science Holdings, 3.875%,
7/1/28 (5) 63 62
Par/Shares $ Value
(Amounts in 000s)
‡
Clarivate Science Holdings, 4.875%,
7/1/29 (5) 42 41
Constellation Automotive Financing,
4.875%, 7/15/27 (GBP) (5) 100 129
eG Global Finance, 8.50%,
10/30/25 (5) 200 207
Fair Isaac, 5.25%, 5/15/26 (5) 29 32
Gartner, 3.625%, 6/15/29 (5) 30 30
Gartner, 4.50%, 7/1/28 (5) 20 21
GFL Environmental, 4.375%,
8/15/29 (5) 35 34
GFL Environmental, 4.75%, 6/15/29 (5) 55 55
H&E Equipment Services, 3.875%,
12/15/28 (5) 165 160
Millennium Escrow, 6.625%, 8/1/26 (5) 30 30
MSCI, 3.25%, 8/15/33 (5) 20 20
Picasso Finance Sub, 6.125%,
6/15/25 (5) 20 21
Presidio Holdings, 4.875%, 2/1/27 (5) 35 35
Presidio Holdings, 8.25%, 2/1/28 (5) 45 47
Prime Security Services Borrower,
5.75%, 4/15/26 (5) 46 49
Prime Security Services Borrower,
6.25%, 1/15/28 (5) 140 142
Sabre GLBL, 7.375%, 9/1/25 (5) 30 31
Sabre GLBL, 9.25%, 4/15/25 (5) 47 52
Shift4 Payments, 4.625%, 11/1/26 (5) 25 26
Staples, 7.50%, 4/15/26 (5) 109 108
Staples, 10.75%, 4/15/27 (5) 90 83
United Rentals North America, 3.75%,
1/15/32  15 15
United Rentals North America, 3.875%,
2/15/31  60 60
Verde Bidco, 4.625%, 10/1/26
(EUR) (5) 100 115
Vertical Holdco, 7.625%, 7/15/28 (5) 200 208
WASH Multifamily Acquisition, 5.75%,
4/15/26 (5) 40 41
White Cap Buyer, 6.875%, 10/15/28 (5) 25 25
2,460
Supermarkets 1.5%
Albertsons, 3.50%, 3/15/29 (5) 215 213
Albertsons, 4.875%, 2/15/30 (5) 25 27
Albertsons, 5.875%, 2/15/28 (5) 125 131
Albertsons, 7.50%, 3/15/26 (5) 5 5
New Albertsons, 7.45%, 8/1/29  27 31
New Albertsons, 8.00%, 5/1/31  29 35
United Natural Foods, 6.75%,
10/15/28 (5) 45 48
490
Transportation 0.2%
Watco, 6.50%, 6/15/27 (5) 70 73
73
Utilities 3.2%
Calpine, 4.50%, 2/15/28 (5) 32 32
Calpine, 5.00%, 2/1/31 (5) 62 59
Calpine, 5.125%, 3/15/28 (5) 145 144
FirstEnergy, Series C, 7.375%,
11/15/31  25 34

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy Operating Partners,
4.25%, 9/15/24 (5) 3 3
NextEra Energy Operating Partners,
4.50%, 9/15/27 (5) 24 25
NiSource, VR, 5.65% (1)(6) 24 25
Pattern Energy Operations, 4.50%,
8/15/28 (5) 15 15
PG&E, 5.00%, 7/1/28  95 98
PG&E, 5.25%, 7/1/30  85 87
Pike, 5.50%, 9/1/28 (5) 45 45
Terraform Global Operating, 6.125%,
3/1/26 (5) 113 115
Vistra, VR, 8.00% (1)(5)(6) 160 167
Vistra Operations, 4.375%, 5/1/29 (5) 172 169
Vistra Operations, 5.625%, 2/15/27 (5) 15 15
1,033
Wireless Communications 1.7%
Iliad Holding SASU, 6.50%,
10/15/26 (5) 200 204
Sprint, 7.125%, 6/15/24  121 135
Sprint, 7.625%, 2/15/25  3 3
Sprint Capital, 6.875%, 11/15/28  96 119
T-Mobile USA, 2.625%, 2/15/29  50 48
T-Mobile USA, 2.875%, 2/15/31  45 44
553
Total Corporate Bonds (Cost
$29,541) 29,915
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.6%
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/23 (4)(8) 160 150
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/25 (4)(8) 25 25
Total Municipal Securities (Cost
$155) 175
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve
Fund, 0.06% (9)(10) 857 857
857
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.01%,
5/19/22 (11) 15 15
15
Total Short-Term Investments (Cost
$872) 872
Total Investments in
Securities 100.3%
(Cost $31,378) $ 31,923
Other Assets Less Liabilities (0.3)% (80)
Net Assets 100.0% $ 31,843
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Perpetual security with no stated maturity date.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $759 and represents 2.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,560 and represents
70.8% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9) Seven-day yield
(10) Affiliated Companies
(11) At November 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CAD Canadian Dollar
EUR Euro
GBP British Pound

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

.
GO General Obligation
OTC Over-the-counter
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.
NA.HY-S36, 5 Year Index, 6/20/26), Pay 5.00% Quarterly, Receive
upon credit default, 12/15/21 @ 1.00%* 1 435 —
Total Options Written (Premiums $(2)) $ —
* Exercise Spread

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 5 — — —
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 25 1 (1) 2
Citibank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/21 * 30 — — —
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 25 1 — 1
JPMorgan Chase, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 5 — — —
Total Bilateral Credit Default Swaps, Protection Sold (1) 3
Total Bilateral Swaps (1) 3
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 11 — — —
Total Centrally Cleared Credit Default Swaps, Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of November 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 1/21/22 USD 137 GBP 100 $ 4
JPMorgan Chase 1/21/22 USD 20 CAD 25 1
JPMorgan Chase 2/25/22 USD 114 EUR 98 2
Morgan Stanley 2/25/22 USD 72 EUR 62 2
UBS Investment Bank 2/25/22 USD 47 EUR 40 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ 10

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.06% $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
11/30/21
T. Rowe Price Government Reserve Fund, 0.06% $ 1,326 ¤ ¤ $ 857 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $857.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited

Notes to Portfolio of Investments
T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 236 $ — $ 236
Convertible Preferred Stocks — 875 25 900
Corporate Bonds — 29,582 333 29,915
Short-Term Investments 857 15 — 872
Total Securities 857 30,708 358 31,923
Swaps — 2 — 2
Forward Currency Exchange Contracts — 10 — 10
Total $ 857 $ 30,720 $ 358 $ 31,935
Liabilities
Options Written $ — $ — $ — $ —
Swaps* — — — —
Total $ — $ — $ — $ —
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2021, totaled less than $1,000 for the period ended November 30, 2021. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
($000s)
Beginning
Balance
2/28/21
Total
Purchases
Transfer
Into
Level 3
Ending
Balance
11/30/21
Investment in Securities
Convertible Preferred Stocks $ — $ — $ 25 $ 25
Corporate Bonds — 333 — 333
Total $ — $ 333 $ 25 $ 358